United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2019

Date of Reporting Period: Quarter ended 02/28/2019

Item 1.	Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
February 28, 2019 (unaudited)
Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—36.9%
	Communication Services—3.4%
284,876	AT&T, Inc.	$8,865,341
311,533	Comcast Corp., Class A	12,046,981
118,792	Lions Gate Entertainment Corp.	1,745,055
119,071	News Corp., Inc.	1,550,304
39,190	Nippon Telegraph & Telephone Corp.	1,691,973
1,072,955	Spark New Zealand Ltd.	2,723,572
299,271	Telekom Austria AG	2,220,239
81,790	Telenor ASA, ADR	1,601,448
52,012	Tribune Media Co.	2,404,515
168,317	Verizon Communications, Inc.	9,580,604
	TOTAL	44,430,032
	Consumer Discretionary—4.0%
45,069	Carnival Corp.	2,603,185
18,560	Columbia Sportswear Co.	1,910,752
111,279	D. R. Horton, Inc.	4,327,640
55,059	Dick's Sporting Goods, Inc.	2,150,605
40,202	Genuine Parts Co.	4,373,174
13,509	Home Depot, Inc.	2,501,056
150,200	Isuzu Motors Ltd.	2,154,714
50,731	McDonald's Corp.	9,326,387
21,719	Royal Caribbean Cruises Ltd.	2,573,267
41,500	Suzuki Motor Corp.	2,125,802
63,812	TJX Cos., Inc.	3,272,917
56,616	Tapestry, Inc.	1,978,163
33,819	Toyota Motor Credit Corp., ADR	4,093,452
33,176	Tractor Supply Co.	3,163,332
58,389	Yum! Brands, Inc.	5,517,760
	TOTAL	52,072,206
	Consumer Staples—2.3%
71,042	Archer-Daniels-Midland Co.	3,019,285
45,054	Bunge Ltd.	2,391,466
24,975	Coca-Cola European Partners PLC	1,177,321
123,550	Empire Co. Ltd., Class A	2,870,112
22,231	Kimberly-Clark Corp.	2,597,248
91,555	Koninklijke Ahold NV	2,360,796
71,454	Kroger Co.	2,095,746
8,180	Medifast, Inc.	1,042,377
42,063	Molson Coors Brewing Co., Class B	2,593,605
21,300	Philip Morris International, Inc.	1,851,822
43,630	Tate & Lyle PLC, ADR	1,651,395
20,498	Tyson Foods, Inc., Class A	1,263,907
59,029	Walgreens Boots Alliance, Inc.	4,202,275
12,459	WalMart, Inc.	1,233,316
	TOTAL	30,350,671

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Energy—2.5%
41,471	BP PLC, ADR	$1,768,738
17,096	Chevron Corp.	2,044,340
28,532	Cimarex Energy Co.	2,051,736
65,445	ConocoPhillips	4,440,443
27,231	Devon Energy Corp.	803,587
41,845	Equinor ASA - Sponsored ADR	939,839
38,277	Exxon Mobil Corp.	3,025,031
39,179	HollyFrontier Corp.	2,005,965
129,146	Marathon Oil Corp.	2,143,824
25,835	Marathon Petroleum Corp.	1,602,028
59,458	PBF Energy, Inc.	1,847,360
18,491	Phillips 66	1,781,793
114,382	Repsol SA, ADR	1,975,949
54,426	Royal Dutch Shell PLC, ADR, Class A	3,385,841
38,059	Valero Energy Corp.	3,104,092
	TOTAL	32,920,566
	Financials—5.7%
40,299	Aflac, Inc.	1,980,293
30,606	Allstate Corp.	2,888,594
175,502	Aviva PLC	986,465
376,577	Bank of America Corp.	10,950,859
26,444	Capital One Financial Corp.	2,210,189
70,695	Citigroup, Inc.	4,523,066
45,151	Comerica, Inc.	3,933,104
26,775	Discover Financial Services	1,917,358
17,259	East West Bancorp, Inc.	942,514
13,689	Evercore, Inc., Class A	1,260,757
3,765	Everest Re Group Ltd.	851,304
11,994	Goldman Sachs Group, Inc.	2,359,220
51,596	Hartford Financial Services Group, Inc.	2,546,779
118,947	JPMorgan Chase & Co.	12,413,309
15,011	Kemper Corp.	1,247,414
30,056	LPL Investment Holdings, Inc.	2,266,523
14,677	Mercury General Corp.	777,441
76,633	Morgan Stanley	3,217,053
72,109	Navient Corp.	881,172
20,346	Popular, Inc.	1,147,107
43,641	Progressive Corp., OH	3,181,429
22,102	Raymond James Financial, Inc.	1,825,183
13,543	The Travelers Cos., Inc.	1,800,000
18,192	Tokio Marine Holdings, Inc.	888,092
100,743	Virtual Financial, Inc.	2,532,679
67,594	Wells Fargo & Co.	3,372,265
18,506	Zions Bancorporation, N.A.	945,657
	TOTAL	73,845,826
	Health Care—4.2%
26,178	AbbVie, Inc.	2,074,345
24,732	Allergan PLC	3,405,844
11,786	Amgen, Inc.	2,240,283

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Health Care—continued
12,226	Anthem, Inc.	$3,676,725
69,654	Bristol-Myers Squibb Co.	3,598,326
42,503	CVS Health Corp.	2,457,948
48,516	Cardinal Health, Inc.	2,636,359
30,248	Eli Lilly & Co.	3,820,020
14,792	Encompass Health Corp.	933,967
40,866	Gilead Sciences, Inc.	2,657,107
7,598	HCA Healthcare, Inc.	1,056,426
81,890	Johnson & Johnson	11,189,449
22,729	McKesson Corp.	2,890,220
19,442	Medtronic PLC	1,759,501
108,298	Merck & Co., Inc.	8,803,544
39,901	Roche Holding AG - ADR	1,382,570
	TOTAL	54,582,634
	Industrials—2.5%
319,219	ADT, Inc.	2,553,752
43,919	Advanced Drainage System, Inc.	1,116,421
3,410	Boeing Co.	1,500,264
28,003	Caterpillar, Inc.	3,845,932
8,753	Cummins, Inc.	1,348,750
12,468	Deere & Co.	2,045,251
94,551	Delta Air Lines, Inc.	4,687,838
45,485	Fluor Corp.	1,710,236
78,611	GrafTech International Ltd.	1,133,571
51,912	International Consolidated Airlines Group SA, ADR	833,188
12,651	Lockheed Martin Corp.	3,914,346
28,429	Raytheon Co.	5,302,008
11,333	Rockwell Automation, Inc.	2,023,620
	TOTAL	32,015,177
	Information Technology—6.4%
53,475	Apple, Inc.	9,259,196
53,854	Applied Materials, Inc.	2,064,762
20,677	Broadcom, Inc.	5,693,619
273,577	Cisco Systems, Inc.	14,163,081
126,285	DXC Technology Co.	8,317,130
17,660	Fidelity National Information Services, Inc.	1,909,929
15,992	IBM Corp.	2,208,975
280,805	Intel Corp.	14,871,433
19,550	KLA-Tencor Corp.	2,257,830
58,590	Microsoft Corp.	6,563,838
22,769	NXP Semiconductors NV	2,079,265
161,303	Oracle Corp.	8,408,725
47,491	Qualcomm, Inc.	2,535,544
19,197	Texas Instruments, Inc.	2,030,659
	TOTAL	82,363,986
	Materials—1.6%
23,180	Albemarle Corp.	2,116,102
132,200	Anglo American PLC, ADR	1,772,802
58,640	Bemis Co., Inc.	3,102,056

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Materials—continued
32,064	CF Industries Holdings, Inc.	$1,353,101
82,515	DowDuPont, Inc.	4,392,274
128,521	Freeport-McMoRan, Inc.	1,657,921
30,492	Nucor Corp.	1,846,901
78,771	Owens-Illinois, Inc.	1,569,118
41,581	Southern Copper Corp.	1,480,699
19,376	Westlake Chemical Corp.	1,353,801
	TOTAL	20,644,775
	Real Estate—2.3%
31,307	Cyrusone, Inc.	1,560,341
24,022	Digital Realty Trust, Inc.	2,717,369
48,956	Duke Realty Corp.	1,447,629
10,706	Equinix, Inc.	4,533,991
125,153	Invitation Homes, Inc.	2,878,519
27,730	National Retail Properties, Inc.	1,444,733
50,250	ProLogis, Inc.	3,520,515
25,224	Regency Centers Corp.	1,645,866
13,351	Simon Property Group, Inc.	2,418,667
60,865	Sun Communities, Inc.	6,912,438
	TOTAL	29,080,068
	Utilities—2.0%
28,751	American Electric Power Co., Inc.	2,333,144
14,541	American Water Works Co., Inc.	1,477,656
20,805	Consolidated Edison Co.	1,715,372
26,495	Dominion Energy, Inc.	1,963,015
31,509	Duke Energy Corp.	2,825,097
22,628	Edison International	1,355,191
44,659	Exelon Corp.	2,169,981
16,749	NRG Energy, Inc.	698,098
18,595	NextEra Energy, Inc.	3,490,653
40,631	PPL Corp.	1,307,099
27,664	Public Service Enterprises Group, Inc.	1,626,920
43,807	Southern Co.	2,176,770
20,299	UGI Corp.	1,114,415
38,299	Xcel Energy, Inc.	2,101,083
	TOTAL	26,354,494
	TOTAL COMMON STOCKS (IDENTIFIED COST $469,971,342)	478,660,435
	CORPORATE BONDS—5.2%
	Basic Industry - Chemicals—0.1%
$350,000	Albemarle Corp., 4.150%, 12/1/2024	355,317
400,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	396,992
	TOTAL	752,309
	Capital Goods - Aerospace & Defense—0.1%
450,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	438,907
320,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	307,434
300,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	294,186
370,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	354,729
	TOTAL	1,395,256

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.0%
100,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	$95,114
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	166,594
	TOTAL	261,708
	Capital Goods - Construction Machinery—0.0%
240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	222,594
	Capital Goods - Diversified Manufacturing—0.0%
500,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	484,362
	Communications - Cable & Satellite—0.1%
400,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	409,210
230,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	226,284
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	385,189
400,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	412,633
	TOTAL	1,433,316
	Communications - Media & Entertainment—0.1%
300,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	285,876
135,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	140,205
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	229,083
	TOTAL	655,164
	Communications - Telecom Wireless—0.1%
350,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	371,232
210,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	210,243
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	299,600
265,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	266,037
	TOTAL	1,147,112
	Communications - Telecom Wirelines—0.1%
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	195,174
400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	381,091
350,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	335,794
406,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	396,185
	TOTAL	1,308,244
	Communications Equipment—1.1%
19,060,249	Liberty Media Group, Conv. Bond, 3.500%, 1/15/2031	14,680,394
	Consumer Cyclical - Automotive—0.1%
400,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.850%, 1/6/2022	393,841
300,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	261,863
220,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	217,053
300,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	305,655
	TOTAL	1,178,412
	Consumer Cyclical - Retailers—0.1%
370,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	365,246
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	310,513
350,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	347,345
	TOTAL	1,023,104
	Consumer Cyclical - Services—0.1%
400,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	404,171
400,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	401,248
300,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	302,385

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	$77,214
	TOTAL	1,185,018
	Consumer Non-Cyclical - Food/Beverage—0.2%
400,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 144A, 4.900%, 2/1/2046	385,713
230,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	216,807
120,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	112,801
400,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	399,750
150,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 144A, 5.085%, 5/25/2048	146,008
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	138,263
130,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	107,904
180,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	183,377
400,000	PepsiCo, Inc., 2.750%, 4/30/2025	394,242
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	189,834
95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	91,330
	TOTAL	2,366,029
	Consumer Non-Cyclical - Health Care—0.0%
500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	508,742
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
250,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	274,538
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	301,766
400,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	399,123
400,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	359,729
175,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	175,227
500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	416,407
	TOTAL	1,926,790
	Consumer Non-Cyclical - Products—0.0%
270,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	254,144
	Consumer Non-Cyclical - Supermarkets—0.0%
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	177,012
	Consumer Non-Cyclical - Tobacco—0.0%
250,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	249,994
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	334,418
	TOTAL	584,412
	Diversified Financial Services—0.6%
8,000,000	AXA Equitable Holdings, Inc., Conv. Bond, 144A, 7.250%, 5/15/2021	7,703,672
	Energy - Independent—0.1%
550,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	552,373
550,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	571,757
550,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	542,871
	TOTAL	1,667,001
	Energy - Integrated—0.0%
205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	205,106
	Energy - Midstream—0.1%
305,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	303,043
80,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	83,128
250,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	247,836
400,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	405,760

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	$221,264
	TOTAL	1,261,031
	Energy - Oil Field Services—0.0%
145,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	145,712
	Financial Institution - Banking—0.7%
390,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	387,652
1,000,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,002,624
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	394,096
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	125,731
500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	498,004
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	767,174
250,000	Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	249,561
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	243,353
400,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	402,482
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	969,222
500,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	497,111
540,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 3/14/2021	539,939
300,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	292,279
900,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	899,369
400,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	393,717
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	197,026
650,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	740,007
550,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	524,974
200,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	197,565
	TOTAL	9,321,886
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
125,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	130,111
500,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	500,410
400,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	390,938
	TOTAL	1,021,459
	Financial Institution - Finance Companies—0.1%
400,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	405,938
350,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	316,689
	TOTAL	722,627
	Financial Institution - Insurance - Health—0.0%
200,000	Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 4.125%, 11/15/2025	203,201
200,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	202,558
	TOTAL	405,759
	Financial Institution - Insurance - Life—0.2%
350,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	296,406
450,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	460,649
500,000	MET Life Global Funding I, 144A, 3.875%, 4/11/2022	510,155
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	203,195
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	303,610
350,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	361,945
	TOTAL	2,135,960
	Financial Institution - Insurance - P&C—0.1%
400,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	378,338

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
89,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	$90,523
311,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	315,373
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	381,817
	TOTAL	1,166,051
	Financial Institution - REIT - Apartment—0.1%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	387,805
450,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	451,513
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	19,927
450,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	451,941
	TOTAL	1,311,186
	Financial Institution - REIT - Healthcare—0.1%
400,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	385,489
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	189,130
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	195,149
	TOTAL	769,768
	Financial Institution - REIT - Office—0.1%
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	405,194
300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	311,656
	TOTAL	716,850
	Financial Institution - REIT - Retail—0.0%
390,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	383,221
20,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	20,120
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	160,484
	TOTAL	563,825
	Technology—0.1%
130,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	132,423
250,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	243,062
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	201,256
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	245,413
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	201,083
400,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	395,369
155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	158,838
	TOTAL	1,577,444
	Transportation - Railroads—0.0%
423,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.850%, 11/15/2023	425,601
	Transportation - Services—0.0%
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	248,105
340,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	333,573
	TOTAL	581,678
	Utility - Electric—0.3%
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	390,480
400,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	385,834
300,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	312,268
590,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	572,761
280,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	273,453
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	228,009
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	125,819
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	147,032

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	$282,421
300,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	286,295
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	278,942
	TOTAL	3,283,314
	Utility - Natural Gas—0.0%
400,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	376,230
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	245,244
	TOTAL	621,474
	TOTAL CORPORATE BONDS (IDENTIFIED COST $64,882,395)	67,151,526
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
	Agency Commercial Mortgage-Backed Securities—0.6%
2,225,000	Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	2,180,627
2,500,000	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A2, 2.673%, 3/25/2026	2,435,403
2,770,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	2,730,104
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,465,679)	7,346,134
	PREFERRED STOCKS—3.8%
	Consumer Staples—0.2%
20,500	Energizer Holdings, Inc., Conv. Pfd., Series A, 7.500%, 1/15/2022, Annual Dividend $7.33	2,067,425
	Financials—0.9%
53,500	Assurant, Inc., Conv. Pfd., 6.500%, 3/15/2021, Annual Dividend $6.50	5,833,640
120,477	New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/1/2051, Annual Dividend $3.00	5,858,796
	TOTAL	11,692,436
	Health Care—1.0%
130,306	Becton Dickinson and Co., Conv. Pfd., 6.125%, 5/1/2020, Annual Dividend $3.06	8,041,183
5,000	Danaher Corp., Conv. Pfd., Series A, 4.750%, 4/15/2022, Annual Dividend $0.16	5,118,526
	TOTAL	13,159,709
	Industrials—1.0%
105,000	Rexnord Corp., Conv. Pfd., Series A, 5.750%, 11/15/2019, Annual Dividend $2.88	5,882,100
75,000	Stanley Black & Decker, Inc., Conv. Pfd., 5.375%, 5/15/2020, Annual Dividend $5.38	7,192,500
	TOTAL	13,074,600
	Real Estate—0.4%
4,800	Crown Castle International Corp., Conv Pfd., Series A, 6.875%, 8/1/2020, Annual Dividend $68.75	5,351,568
	Utilities—0.3%
40,000	Sempra Energy, Conv. Pfd., Series A, 6.000%, 1/15/2021, Annual Dividend $6.00	4,148,800
	TOTAL PREFERRED STOCKS (IDENTIFIED COST $47,278,520)	49,494,538
	COLLATERALIZED MORTGAGE OBLIGATIONS—1.7%
$2,975,000	Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	2,924,041
875,000	Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	921,314
1,225,000	Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	1,303,214
2,000,000	Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	2,083,662
2,600,000	CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,483,849
400,000	CD Commercial Mortgage Trust 2017-CD4, Class A4, 3.514%, 5/10/2050	401,014
1,155,000	Commercial Mortgage Trust 2014-LC15, Class A4, 4.006%, 4/10/2047	1,198,420
1,000,000	Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	992,105
2,000,000	Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	1,931,627
1,400,000	Federal Home Loan Mortgage Corp. REMIC, Series K060, Class A2, 3.300%, 10/25/2026	1,412,660

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$2,000,000		Federal National Mortgage Association REMIC, Series 2016-M11, Class A2, 2.369%, 7/25/2026	$1,896,100
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,958,359
550,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	557,268
2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	2,016,103
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,875,214)	22,079,736
		PURCHASED PUT OPTION—0.0%
2,400		SPDR S&P 500 ETF Trust, Notional Amount $66,883,200, Exercise Price $265.00, Expiration Date 4/18/2019 (IDENTIFIED COST $468,000)	435,600
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., 3/31/2029 (IDENTIFIED COST $0)	192,523
		INVESTMENT COMPANIES—51.5%
19,668,060		Emerging Markets Core Fund	189,010,053
3,256,282		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.55%[2]	3,257,259
16,549,714		Federated Mortgage Core Portfolio	159,208,250
50,902,061		High Yield Bond Portfolio	316,101,800
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $715,840,673)	667,577,362
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,328,781,823)	1,292,937,854
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	4,405,896
		TOTAL NET ASSETS—100%	$1,297,343,750
At February 28, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	680	$144,292,812	June 2019	$(82,607)
[1]United States Treasury Bond Ultra Long Futures	6	$957,563	June 2019	$(14,076)
[1]United States Treasury Note 5-Year Short Futures	80	$9,165,000	June 2019	$21,929
[1]United States Treasury Note 10-Year Short Futures	420	$51,240,000	June 2019	$199,211
[1]United States Treasury Note 10-Year Ultra Short Futures	120	$15,534,375	June 2019	$80,355
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$204,812
The average notional value of long and short futures contracts held by the Fund throughout the period was $97,522,172 and $74,571,387, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $108,900 and $315,975, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows:
Affiliates	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	20,858,370	448,239	(1,638,549)	19,668,060	$189,010,053	$4,071,789	$4,032,679	$2,910,984
Federated Mortgage Core Portfolio	16,289,026	260,688	—	16,549,714	$159,208,250	$2,614,065	$—	$1,385,302
Federated Institutional Prime Value Obligations Fund, Institutional Shares	12,177,918	106,002,033	(114,923,669)	3,256,282	$3,257,259	$—	$(220)	$24,431
High Yield Bond Portfolio	50,067,818	4,356,082	(3,521,839)	50,902,061	$316,101,800	$8,112,145	$379,354	$4,900,421
TOTAL OF AFFILIATED TRANSACTIONS	99,393,132	111,067,042	(120,084,057)	90,376,117	$667,577,362	$14,797,999	$4,411,813	$9,221,138
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$67,151,526	$—	$67,151,526
Commercial Mortgage-Backed Securities	—	7,346,134	—	7,346,134
Collateralized Mortgage Obligations	—	22,079,736	—	22,079,736
Equity Securities:
Common Stocks
Domestic	421,500,132	—	—	421,500,132
International	42,008,650	15,151,653	—	57,160,303
Preferred Stocks
Domestic	49,494,538	—	—	49,494,538
Purchased Put Option	435,600	—	—	435,600
Warrant	—	192,523	—	192,523
Investment Companies[1]	3,257,259	—	—	667,577,362
TOTAL SECURITIES	$516,696,179	$111,921,572	$—	$1,292,937,854
Other Financial Instruments[2]
Assets	$301,495	$—	$—	$301,495
Liabilities	(96,683)	—	—	(96,683)
TOTAL OTHER FINANCIAL INSTRUMENTS	$204,812	$—	$—	$204,812
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $664,320,103 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019